Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Changes in Accumulated Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive income (loss) for the years ended December 31, 2019, 2018 and 2017 are as follows:

	Foreign currency translation adjustments	Unrealized gains and losses on securities	Gains and losses on derivative instruments	Pension liability adjustments	Total
	(Millions of yen)
Balance at December 31, 2016	(13,960)	15,251	(2,742)	(198,430)	(199,881)

Equity transactions with noncontrolling interests and other	—	—	—	—	—
Other comprehensive income (loss) before reclassifications	44,184	2,813	(1,452)	14,785	60,330
Amounts reclassified from accumulated other comprehensive income (loss)	(16)	(12,580)	4,014	4,905	(3,677)

Net change during the year	44,168	(9,767)	2,562	19,690	56,653

Balance at December 31, 2017	30,208	5,484	(180)	(178,740)	(143,228)

Cumulative effects of accounting standard update – adoption of ASU No. 2016-01	—	(5,343)	—	—	(5,343)
Equity transactions with noncontrolling interests and other	(4,200)	—	—	—	(4,200)
Other comprehensive income (loss) before reclassifications	(89,823)	—	(457)	(29,909)	(120,189)
Amounts reclassified from accumulated other comprehensive income (loss)	—	(141)	945	3,085	3,889

Net change during the year	(94,023)	(141)	488	(26,824)	(120,500)

Balance at December 31, 2018	(63,815)	—	308	(205,564)	(269,071)

Cumulative effects of accounting standard update – adoption of ASU No. 2017-12 *	—	—	(122)	—	(122)
Equity transactions with noncontrolling interests and other	(424)	—	—	—	(424)
Other comprehensive income (loss) before reclassifications	(31,889)	—	(1,723)	(12,763)	(46,375)
Amounts reclassified from accumulated other comprehensive income (loss)	(154)	—	650	7,054	7,550

Net change during the year	(32,467)	—	(1,073)	(5,709)	(39,249)

Balance at December 31, 2019	(96,282)	—	(887)	(211,273)	(308,442)

Reclassifications Out of Accumulated Other Comprehensive Income (Loss)
Reclassifications out of accumulated other comprehensive income (loss) for the years ended December 31, 2019, 2018 and 2017 are as follows:

	Amount reclassified from accumulated other comprehensive income (loss) *1
	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017	Affected line items in consolidated statements of income
	(Millions of yen)
Foreign currency translation adjustments	(154)	—	(39)	Other, net
	—	—	12	Income taxes
	(154)	—	(27)	Consolidated net income
	—	—	11	Net income attributable to noncontrolling interests
	(154)	—	(16)	Net income attributable to Canon Inc.
Unrealized gains and losses on securities	—	(178)	(18,472)	Other, net
	—	37	5,727	Income taxes
	—	(141)	(12,745)	Consolidated net income
	—	—	165	Net income attributable to noncontrolling interests
	—	(141)	(12,580)	Net income attributable to Canon Inc.
Gains and losses on derivative instruments	661	1,341	5,772	*2
	(2)	(392)	(1,732)	Income taxes
	659	949	4,040	Consolidated net income
	(9)	(4)	(26)	Net income attributable to noncontrolling interests
	650	945	4,014	Net income attributable to Canon Inc.
Pension liability adjustments	9,953	3,853	7,005	Other, net
	(2,523)	(699)	(1,832)	Income taxes
	7,430	3,154	5,173	Consolidated net income
	(376)	(69)	(268)	Net income attributable to noncontrolling interests
	7,054	3,085	4,905	Net income attributable to Canon Inc.
Total amount reclassified, net of tax and noncontrolling i nterests	7,550	3,889	(3,677)

*1	Amounts in parentheses indicate gains in consolidated statements of income.

*2
After the adoption of ASU No
2017-12,
gains and losses on derivative are reclassified into net sales, which had been classified into other, net. Please refer to Notes 1(x) and 17 for more detailed information.

Tax Effects Allocated to Other Comprehensive Income (Loss) and Reclassification Adjustments, Including Amounts Attributable to Noncontrolling Interests
Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments, including amounts attributable to noncontrolling interests, are as follows:

	Years ended December 31
	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
	(Millions of yen)
2019:
Foreign currency translation adjustments
Amount arising during the year	(32,396)	393	(32,003)
Reclassification adjustments for gains and losses realized in net income	(154)	—	(154)

Net change during the year	(32,550)	393	(32,157)
Net unrealized gains and losses on securities:
Amount arising during the year	—	—	—
Reclassification adjustments for gains and losses realized in net income	—	—	—

Net change during the year	—	—	—
Net gains and losses on derivative instruments:
Amount arising during the year	(2,180)	453	(1,727)
Reclassification adjustments for gains and losses realized in net income	661	(2)	659

Net change during the year	(1,519)	451	(1,068)
Pension liability adjustments:
Amount arising during the year	(9,916)	(1,144)	(11,060)
Reclassification adjustments for gains and losses realized in net income	9,953	(2,523)	7,430

Net change during the year	37	(3,667)	(3,630)

Other comprehensive income (loss)	(34,032)	(2,823)	(36,855)

2018:
Foreign currency translation adjustments
Amount arising during the year	(93,955)	809	(93,146)
Reclassification adjustments for gains and losses realized in net income	—	—	—

Net change during the year	(93,955)	809	(93,146)
Net unrealized gains and losses on securities:
Amount arising during the year	—	—	—
Reclassification adjustments for gains and losses realized in net income	(178)	37	(141)

Net change during the year	(178)	37	(141)
Net gains and losses on derivative instruments:
Amount arising during the year	(586)	125	(461)
Reclassification adjustments for gains and losses realized in net income	1,341	(392)	949

Net change during the year	755	(267)	488
Pension liability adjustments:
Amount arising during the year	(51,789)	18,065	(33,724)
Reclassification adjustments for gains and losses realized in net income	3,853	(699)	3,154

Net change during the year	(47,936)	17,366	(30,570)

Other comprehensive income (loss)	(141,314)	17,945	(123,369)

	Years ended December 31
	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
	(Millions of yen)
2017:
Foreign currency translation adjustments
Amount arising during the year	47,825	(708)	47,117
Reclassification adjustments for gains and losses realized in net income	(39)	12	(27)

Net change during the year	47,786	(696)	47,090
Net unrealized gains and losses on securities:
Amount arising during the year	5,100	(1,717)	3,383
Reclassification adjustments for gains and losses realized in net income	(18,472)	5,727	(12,745)

Net change during the year	(13,372)	4,010	(9,362)
Net gains and losses on derivative instruments:
Amount arising during the year	(2,080)	628	(1,452)
Reclassification adjustments for gains and losses realized in net income	5,772	(1,732)	4,040

Net change during the year	3,692	(1,104)	2,588
Pension liability adjustments:
Amount arising during the year	20,991	(4,957)	16,034
Reclassification adjustments for gains and losses realized in net income	7,005	(1,832)	5,173

Net change during the year	27,996	(6,789)	21,207

Other comprehensive income (loss)	66,102	(4,579)	61,523